Schedule of deferred taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Total deferred tax assets	R$ 1,012,595	R$ 931,736	R$ 905,258	R$ 933,815
Total deferred tax liabilities	(1,296,334)	(1,252,452)	(1,339,254)	(1,195,057)
Deferred tax assets (liabilities), net	(283,739)	(320,716)	(433,996)	(261,242)
Tax Provisions [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	503,374	436,445	366,673	337,833
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	150,577	154,498	157,998	157,044
Donations [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	47,589	50,142	51,818	54,131
Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	183,963	155,719	145,622	197,920
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	127,092	134,932	183,147	186,887
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(368,235)	(388,675)	(408,732)	(433,842)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(404,931)	(390,211)	(409,236)	(420,978)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(353,262)	(356,513)	(372,289)	(206,978)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(109,271)	(48,979)	(54,222)	(36,430)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(46,079)	(48,843)	(83,399)	(86,164)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	R$ (14,556)	R$ (19,231)	R$ (11,376)	R$ (10,665)